Exploration in non-operating areas	12 Months Ended
Dec. 31, 2018
Disclosure Of Exploration In Non-Operating Areas [Abstract]
Disclosure Of Exploration In Non-Operating Units [Text Block]
25.	Exploration in non-operating areas

This caption is made up as follows:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Services provided by third parties	22,764	5,401	13,629
Personnel expenses	4,830	4,064	3,908
Lands	1,867	1,781	-
Rentals	1,524	1,171	578
Consumption of materials and supplies	1,420	582	768
Other expenses	3,902	5,263	7,706

	36,307	18,262	26,589